Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended																						7 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DSS AmericaFirst Alpha Trends Factor Fund Class A
Account Value [Line Items]
Accumulated Value											$ 18,361	$ 17,905	$ 17,508	$ 15,478	$ 14,581	$ 13,619	$ 12,458	$ 15,572	$ 14,056	$ 12,002	$ 10,642	$ 12,334	$ 11,569	$ 10,099	$ 10,943	$ 10,666	$ 9,747	$ 9,500
DSS AmericaFirst Alpha Trends Factor Fund Class U
Account Value [Line Items]
Accumulated Value											17,770	17,380	17,078	15,150	14,330	13,427	12,346	15,493	14,029	12,023	10,700	12,458	11,724	10,276	11,153	10,898	9,984	9,750
S P Alpha Trend U [Member]
Account Value [Line Items]
Accumulated Value											31,452	29,615	27,310	23,688	21,926	18,757	18,334	22,906	20,511	17,797	14,568	15,031	13,551	11,432	12,273	11,956	10,730	10,000
Lipper Multi U [Member]
Account Value [Line Items]
Accumulated Value											27,175	25,829	24,050	21,434	19,781	17,263	16,768	21,051	19,506	17,076	13,602	14,089	12,874	10,895	12,086	11,808	10,639
DSS AmericaFirst Alpha Trends Factor Fund Class I
Account Value [Line Items]
Accumulated Value											19,977	19,446	18,990	16,761	15,770	14,697	13,444	16,791	15,133	12,909	11,426	13,216	12,369	10,791	11,670	11,307	10,300	10,000
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Account Value [Line Items]
Accumulated Value											12,875	12,550	11,285	10,985	10,044	9,687	9,411	11,090	11,244	10,311	9,930	11,058	10,587	9,662	10,952	10,417	9,995		$ 9,889	$ 9,630	$ 9,232	$ 9,500
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Account Value [Line Items]
Accumulated Value											12,607	12,325	11,109	10,844	9,937	9,611	9,355	11,049	11,238	10,320	9,970	11,125	10,680	9,741	11,072	10,560	10,159		10,074	9,827	9,451	9,750
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Account Value [Line Items]
Accumulated Value											15,096	14,722	13,184	12,760	11,588	11,114	10,723	12,552	12,652	11,530	11,031	12,195	11,646	10,540	11,887	11,255	10,756		10,599	10,283	9,759	10,000
DSS AmericaFirst Income Fund Class A
Account Value [Line Items]
Accumulated Value	$ 11,150	$ 10,083	$ 9,542	$ 10,489	$ 8,994	$ 9,665	$ 8,927	$ 10,235	$ 9,403	$ 8,980	10,888		10,648		9,687		9,659		10,611		8,017		9,382		10,008		9,957			8,467		9,600
DSS AmericaFirst Income Fund Class U
Account Value [Line Items]
Accumulated Value											10,477	10,754	10,278	9,848	9,467	9,359	9,501	10,348	10,494	8,925	7,978	9,645	9,388	8,942	10,058	10,309	10,064		9,526	8,610	9,143	9,800
DSS AmericaFirst Income Fund Class I
Account Value [Line Items]
Accumulated Value											12,285	12,586	11,965	11,399	10,891	10,696	10,613	11,522	10,612	9,799	8,711	10,449	10,108	9,573	10,702	10,882	10,552		9,921	8,909	9,394	10,000
S P Alpha Trend A [Member]
Account Value [Line Items]
Accumulated Value											31,452	29,615	27,310	23,688	21,926	18,757	18,334	22,906	20,511	17,797	14,568	15,031	13,551	11,432	12,273	11,956	10,730	10,000
Lipper Multi A [Member]
Account Value [Line Items]
Accumulated Value											27,175	25,829	24,050	21,434	19,781	17,263	16,768	21,051	19,506	17,076	13,602	14,089	12,874	10,895	12,086	11,808	10,639	10,000
S P Alpha Trend I [Member]
Account Value [Line Items]
Accumulated Value											31,452	29,615	27,310	23,688	21,926	18,757	18,334	22,906	20,511	17,797	14,568	15,031	13,551	11,432	12,273	11,956	10,730	10,000
Lipper Multi I [Member]
Account Value [Line Items]
Accumulated Value											27,175	25,829	24,050	21,434	19,781	17,263	16,768	21,051	19,506	17,076	13,602	14,089	12,874	10,895	12,086	11,808	10,639	$ 10,000
S P Risk On Off A [Member]
Account Value [Line Items]
Accumulated Value												33,837		27,065		21,431		26,171		20,334		17,174		13,062		13,660			11,213		10,015	10,000	$ 35,935	$ 31,204	$ 25,052	$ 20,947	$ 23,435	$ 16,645	$ 15,483	$ 14,022	$ 12,260	$ 10,399
Lipper Absolute A [Member]
Account Value [Line Items]
Accumulated Value											13,609	13,131	12,813	12,073	11,594	11,151	11,060	11,908	11,676	11,121	10,486	10,983	10,750	10,274	10,612	10,649	10,294		10,042	9,828	9,768	10,000
S P Risk On Off U [Member]
Account Value [Line Items]
Accumulated Value											35,935	33,837	31,204	27,065	25,052	21,431	20,947	26,171	23,435	20,334	16,645	17,174	15,483	13,062	14,022	13,660	12,260		11,213	10,399	10,015	10,000
Lipper Absolute U [Member]
Account Value [Line Items]
Accumulated Value											13,609	13,131	12,813	12,073	11,594	11,151	11,060	11,908	11,676	11,121	10,486	10,983	10,750	10,274	10,612	10,649	10,294		10,042	9,828	9,768	10,000
S P Risk On Off I [Member]
Account Value [Line Items]
Accumulated Value											35,935	33,837	31,204	27,065	25,052	21,431	20,947	26,171	23,435	20,334	16,645	17,174	15,483	13,062	14,022	13,660	12,260		11,213	10,399	10,015	10,000
Lipper Absolute I [Member]
Account Value [Line Items]
Accumulated Value											13,609	13,131	12,813	12,073	11,594	11,151	11,060	11,908	11,676	11,121	10,486	10,983	10,750	10,274	10,612	10,649	10,294		10,042	9,828	9,768	10,000
S P Income A [Member]
Account Value [Line Items]
Accumulated Value											35,935	33,836	31,204	27,065	25,052	21,431	20,947	26,171	23,435	20,334	16,645	17,174	15,483	13,062	14,022	13,660	12,260		11,213	10,399	10,015	10,000
Bloomberg A [Member]
Account Value [Line Items]
Accumulated Value											11,868	11,409	11,188	11,268	10,901	10,678	11,005	12,275	12,267	12,467	12,308	11,597	11,319	10,667	10,493	10,666	10,535		10,335	10,604	10,068	10,000
Lipper Flex A [Member]
Account Value [Line Items]
Accumulated Value											19,761	18,281	17,778	16,899	15,946	14,918	14,652	17,590	16,948	15,475	13,094	13,455	12,663	11,212	11,959	11,940	11,191		10,340	9,930	9,650	10,000
S P Income U [Member]
Account Value [Line Items]
Accumulated Value											35,935	33,836	31,204	27,065	25,052	21,431	20,947	26,171	23,435	20,334	16,645	17,174	15,483	13,062	14,022	13,660	12,260		11,213	10,399	10,015	10,000
Bloomberg U [Member]
Account Value [Line Items]
Accumulated Value											11,868	11,409	11,188	11,268	10,901	10,678	11,005	12,275	12,267	12,467	12,308	11,597	11,319	10,667	10,493	10,666	10,535		10,335	10,604	10,068	10,000
Lipper Flex U [Member]
Account Value [Line Items]
Accumulated Value											19,761	18,281	17,778	16,899	15,946	14,918	14,652	17,590	16,948	15,475	13,094	13,455	12,663	11,212	11,959	11,940	11,191		10,340	9,930	9,650	10,000
S P Income I [Member]
Account Value [Line Items]
Accumulated Value											35,935	33,836	31,204	27,065	25,052	21,431	20,947	26,171	23,435	20,334	16,645	17,174	15,483	13,062	14,022	13,660	12,260		11,213	10,399	10,015	10,000
Bloomberg I [Member]
Account Value [Line Items]
Accumulated Value											11,868	11,409	11,188	11,268	10,901	10,678	11,005	12,275	12,267	12,467	12,308	11,597	11,319	10,667	10,493	10,666	10,535		10,335	10,604	10,068	10,000
Lipper Flex I [Member]
Account Value [Line Items]
Accumulated Value											$ 19,761	$ 18,281	$ 17,778	$ 16,899	$ 15,946	$ 14,918	$ 14,652	$ 17,590	$ 16,948	$ 15,475	$ 13,094	$ 13,455	$ 12,663	$ 11,212	$ 11,959	$ 11,940	$ 11,191		$ 10,340	$ 9,930	$ 9,650	$ 10,000